Contract Liabilities	12 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
Contract liabilities
10.	Contract liabilities

The movement in contract liabilities was as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
At beginning of the financial year	1,524,761	1,310,435	168,365
Receipts from customers	3,468,100	4,323,526	555,487
Revenue recognized during the year	(3,682,426)	(3,727,540)	(478,915)
At end of the financial year	1,310,435	1,906,421	244,937

The contract liabilities primarily related to Company’s obligation to transfer services to customers for which the Company has received advances from customers for financial printing services in relation to financial documents, IPO project related documents and all other compliance documents. Contract liabilities are recognized as revenue upon satisfaction of performance obligations for which consideration has been received in advances.

Unsatisfied performance obligations

	As of December 31,
	2024	2025
	HK$	HK$	US$
Aggregate amount of the transaction price allocated to contracts that are partially or fully unsatisfied as the end of financial year	2,680,400	2,288,376	294,011

Management expects that the aggregate amount of the transaction price allocated to unsatisfied performance obligations as of December 31, 2025 will be recognized as revenue as the Company continues to perform the IPO financial printing services to completion, which is expected to occur within the next 12 months (2024: 12 months). The amount disclosed above does not include variable consideration which is subject to significant risk of reversal.